Short-Term Borrowings (Details) - Schedule of Short-Term Borrowings		Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Short-Term Borrowings [Line Items]
Total short-term borrowings		¥ 21,436,891	$ 3,007,927	¥ 25,603,498
Bank of China Shenzhen Nantou Branch [Member]
Schedule of Short-Term Borrowings [Line Items]
Total short-term borrowings	[1]			6,300,000
Industrial and Commercial Bank of China [Member]
Schedule of Short-Term Borrowings [Line Items]
Total short-term borrowings	[2]	6,000,000	841,892	3,000,000
Shenzhen Futian Yinzuo Rural Bank [Member]
Schedule of Short-Term Borrowings [Line Items]
Total short-term borrowings	[3]	994,194	139,501	1,559,968
Bank of China Shenzhen Dongbu Branch [Member]
Schedule of Short-Term Borrowings [Line Items]
Total short-term borrowings	[4]	4,400,000	617,389	5,000,000
Bank of China Shenzhen Dongbu Branch [Member]
Schedule of Short-Term Borrowings [Line Items]
Total short-term borrowings	[5]	3,000,000	420,946	3,000,000
Bank of Ningbo [Member]
Schedule of Short-Term Borrowings [Line Items]
Total short-term borrowings	[6]	¥ 7,042,697	$ 988,199	¥ 6,743,530

[1]	On March 29, 2023, JYD WLKJ entered into a working capital loan agreement with Bank of China Shenzhen Nantou Branch in the total amount of RMB5,000,000(US$701,577) with one-year term with an interest rate of 4.1%. On May 9, 2023, JYD WLKJ entered into another working capital loan agreement with Bank of China Shenzhen Nantou Branch in the total amount of RMB2,000,000(US$280,631) with one-year term with an interest rate of 3.8%. The loan was guaranteed by Shenzhen Gaoxintou SE Financing Guarantee Co., LTD and shareholders of the Group (Xiaogang Geng and Xiaohua Jia). As of December 31, 2023, RMB700,000(US$98,221) was repaid, and total amount of RMB6,300,000(US$883,987) was outstanding for these two loans. During the six months ended June 30, 2024, the total outstanding loan was fully repaid when it was due.
[2]	On March 15, 2020, JYD HQ initially entered into a loan agreement with Industrial and Commercial Bank of China in the total amount of RMB3,000,000 (US$420,946) with a half-year term with an interest rate of 4.65%. The loan was renewed every six month. In March 2024, the term of the loan was extended to one year,due in March 2025. The interests on the loan was 3.45%. In June 2024, JYD DS entered into a series of loan agreements with Industrial and Commercial Bank of China in the total amount of RMB3,000,000 (US$420,946) with an interest rate of 3.45%. These loans are all due on May 31, 2025.
[3]	On June 27, 2022, JYD WLKJ entered into a loan agreement with Shenzhen Futian Yinzuo Rural Bank in the total amount of RMB2,000,000 (US$280,631) with an interest rate of 10.512% with one-year term. The amount was repaid when it was due in June 2023. On July 5, 2023, JYD WLKJ entered into a new loan agreement with Shenzhen Futian Yinzuo Rural Bank in the total amount of RMB2,000,000 (US$280,631) with an interest rate of 10.512% with one-year term. As of December 31, 2023, RMB440,032 (US$61,743) was repaid, and RMB1,559,968 (US$218,888) was outstanding. As of June 30, 2024, RMB565,774 (US$79,387) was repaid, and RMB994,194 (US$139,501) was outstanding. In July 2024, the loan was fully repaid when it was due.
[4]	On November 22, 2023, JYD HQ entered into a one-year maturity loan agreement with Bank of China Shenzhen Dongbu Branch in the total amount of RMB5,000,000(US$701,577) with an interest rate of 3.6%. The loan was guaranteed by Shenzhen SME Financing Guarantee Co., LTD. and shareholders of the Group (Xiaogang Geng and Xiaohua Jia). As of June 30, 2024, RMB600,000 (US$84,189) was repaid, and RMB4,400,000 (US$617,389) was outstanding.
[5]	On October 30 2023, JYD SZGJHY entered into a one-year maturity loan agreement with Bank of China Shenzhen Dongbu Branch in the total amount of RMB3,000,000(US$420,946) with an interest rate of 3.75%. In October 2024, the loan was fully repaid when it was due.
[6]	On November 8, 2023, JYD NJWL entered into a one-year revolving credit agreement with Bank of Ningbo with the maximum amount of USD1,000,000 with an interest rate of 6.5%. The loan was guaranteed by JYD WLKJ. RMB6,743,530 (US$946,221) was the loan balance as of December 31, 2023. During the six months ended June 30, 2024, RMB11,743,710 (US$1,647,824) was withdrawn and RMB11,444,543 (US$1,605,846) was repaid. As of June 30, 2024, RMB7,042,697 (US$988,199) was outstanding. The loan was fully repaid when it is due in November 2024.